Shareholder Report, Holdings (Details)	Jul. 31, 2025
Columbia Total Return Municipal Income Fund - Class A | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Total Return Municipal Income Fund - Class A | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Total Return Municipal Income Fund - Class A | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Total Return Municipal Income Fund - Class A | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Total Return Municipal Income Fund - Class A | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Total Return Municipal Income Fund - Class A | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Total Return Municipal Income Fund - Class A | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Total Return Municipal Income Fund - Class A | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Total Return Municipal Income Fund - Class A | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Total Return Municipal Income Fund - Class A | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Total Return Municipal Income Fund - Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Columbia Total Return Municipal Income Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Total Return Municipal Income Fund - Class A | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Total Return Municipal Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Total Return Municipal Income Fund - Class C | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Total Return Municipal Income Fund - Class C | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Total Return Municipal Income Fund - Class C | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Total Return Municipal Income Fund - Class C | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Total Return Municipal Income Fund - Class C | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Total Return Municipal Income Fund - Class C | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Total Return Municipal Income Fund - Class C | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Total Return Municipal Income Fund - Class C | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Total Return Municipal Income Fund - Class C | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Total Return Municipal Income Fund - Class C | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Total Return Municipal Income Fund - Class C | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Columbia Total Return Municipal Income Fund - Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Total Return Municipal Income Fund - Class C | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Total Return Municipal Income Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Total Return Municipal Income Fund - Institutional Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Total Return Municipal Income Fund - Institutional Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Total Return Municipal Income Fund - Institutional Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Total Return Municipal Income Fund - Institutional Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Total Return Municipal Income Fund - Institutional Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Total Return Municipal Income Fund - Institutional Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Total Return Municipal Income Fund - Institutional Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Total Return Municipal Income Fund - Institutional Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Total Return Municipal Income Fund - Institutional Class | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Total Return Municipal Income Fund - Institutional Class | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Total Return Municipal Income Fund - Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Columbia Total Return Municipal Income Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Total Return Municipal Income Fund - Institutional Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Total Return Municipal Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Total Return Municipal Income Fund - Institutional 2 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Total Return Municipal Income Fund - Institutional 2 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Total Return Municipal Income Fund - Institutional 2 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Total Return Municipal Income Fund - Institutional 2 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Total Return Municipal Income Fund - Institutional 2 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Total Return Municipal Income Fund - Institutional 2 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Total Return Municipal Income Fund - Institutional 2 Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Total Return Municipal Income Fund - Institutional 2 Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Total Return Municipal Income Fund - Institutional 2 Class | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Total Return Municipal Income Fund - Institutional 2 Class | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Total Return Municipal Income Fund - Institutional 2 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Columbia Total Return Municipal Income Fund - Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Total Return Municipal Income Fund - Institutional 2 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Total Return Municipal Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Total Return Municipal Income Fund - Institutional 3 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Total Return Municipal Income Fund - Institutional 3 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Total Return Municipal Income Fund - Institutional 3 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Total Return Municipal Income Fund - Institutional 3 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Total Return Municipal Income Fund - Institutional 3 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Total Return Municipal Income Fund - Institutional 3 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Total Return Municipal Income Fund - Institutional 3 Class | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Total Return Municipal Income Fund - Institutional 3 Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Total Return Municipal Income Fund - Institutional 3 Class | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Total Return Municipal Income Fund - Institutional 3 Class | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Total Return Municipal Income Fund - Institutional 3 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Columbia Total Return Municipal Income Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Total Return Municipal Income Fund - Institutional 3 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Total Return Municipal Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Total Return Municipal Income Fund - Class S | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Total Return Municipal Income Fund - Class S | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Total Return Municipal Income Fund - Class S | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Total Return Municipal Income Fund - Class S | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Total Return Municipal Income Fund - Class S | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Total Return Municipal Income Fund - Class S | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Total Return Municipal Income Fund - Class S | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Total Return Municipal Income Fund - Class S | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Total Return Municipal Income Fund - Class S | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Total Return Municipal Income Fund - Class S | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Total Return Municipal Income Fund - Class S | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.40%
Columbia Total Return Municipal Income Fund - Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Total Return Municipal Income Fund - Class S | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Total Return Municipal Income Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%